Financial Instruments - Carrying Amount and Fair Value of Liabilities Not Measured at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Bonds
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	¥ 3,532,202	¥ 3,204,965
Fair value	3,762,266	3,351,400
Long-term borrowings | Long-term loans
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	1,103,100	1,883,325
Fair value	¥ 1,098,526	¥ 1,876,613